Summary of Significant Accounting Policies: - Intangible assets (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 26, 2021	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 1,149,179	$ 1,117,400	$ 1,114,490
Less: Accumulated amortization	322,230	291,434	232,060
Intangible assets, net	826,949	825,966	882,430
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2021		59,608
2022		59,608
2023		59,608
2024		59,608
2025		58,858
Impairment charges related to indefinite-lived intangible assets		$ 0	0	$ 0
Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)		5 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)		20 years
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 966,515	$ 941,648	941,305
Customer relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	13 years	13 years
Customer relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	20 years	20 years
Trademarks - Indefinite
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross		$ 85,603	85,517
Trademarks - Other
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 29,000	$ 26,400	26,700
Trademarks - Other | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	7 years	5 years
Trademarks - Other | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	15 years	15 years
Technology and patents
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross		$ 63,749	$ 60,968
Technology and patents | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)		7 years
Technology and patents | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)		12 years